Commitments And Contingencies (Schedule Of Provision For Contingencies) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	May 31, 2012 item	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Tax contingencies in Brazil		$ 4,011	[1]	$ 42,011	[1]
Labor contingencies in Brazil		14,256	[2]	19,646	[2]
Other		9,551	[3]	10,231	[3]
Subtotal		27,818		71,888
Judicial deposits		(7,219)	[4]	(6,852)	[4]
Provision for contingencies		20,599		65,036
Tax contingencies, accruals		3,770		19,626		54,079
Tax contingencies, currency translation adjustment		(2,327)		(5,218)		(568)
Tax contingencies, increase (decrease) affected by amnesty program						(76,954)
Reduction of tax contingencies accruals				14,790
Settlements for tax contingencies accruals		11,473		8,255
Number of monthly installments for amnesty program	18
Amount reclassified to balance sheet	28,428
Additional amount reclassified to balance sheet		458
Loss contingencies recorded in non-operating expenses						22,476
Loss contingencies recorded in other operating expenses						3,056
Labor contingencies in Brazil accruals		10,751		8,211		17,767
Labor contingencies in Brazil currency translation adjustment		(930)		(2,240)		1,587
Labor contingencies in Brazil settlement		15,211		19,781		12,561
Provision for contingencies, other contingencies accruals		1,251		4,508		2,992
Provision for contingencies, Other contingencies , currency translation adjustment		(1,195)		(1,026)		141
Provision for contingencies, other contingencies settlements		736		867		424
Provision for contingencies, judicial deposit net increase (decrease) amount		367		(20,521)		8,643
Provision for contingencies, judicial deposit foreign currency translation		$ (671)		$ (3,911)		$ 1,331
Brazil [Member]
Percentage of interests added into principal		50.00%

[1]	(i) Tax contingencies in Brazil. In 2012 it mainly relates to tax on bank account transactions (CPMF), abolished in 2007. In 2011 it was mainly related to VAT special treatment for restaurants in Rio de Janeiro and taxes over the royalty payments. During fiscal year 2010, the Company recorded an accrual of $54,079, primarily related to the decision to negotiate the settlement of past claims related to VAT special treatment for restaurants in Rio de Janeiro (previously considered not probable) together with a new regime resolving this matter going forward; and a currency translation adjustment amounting to $(568). In addition, there was a reduction amounting to $76,954 in connection with the amnesty program discussed below. During fiscal year 2011, the Company recorded an accrual of $19,626, primarily related to a modification in the fiscal authorities' interpretation regarding taxes impacting royalty payments; a reduction in the accrual of $14,790, corresponding to downwards revisions of the estimated settlement amounts of several claims (including VAT special treatment for restaurants in Rio de Janeiro) based on the opinion of the Company's legal advisors; and a currency translation adjustment amounting to $(5,218). In addition, the Company made settlements totaling $8,255. During fiscal year 2012, the Company settled the contingency over royalty payments, paying $11,473 in cash. In addition, the Company entered into an amnesty program to settle the contingency related to VAT special treatment for restaurants in Rio de Janeiro in 18 equal monthly installments, commencing in May 2012, pursuant to which the Company reclassified $28,428 to "Accrued payroll and other liabilities" in the consolidated balance sheet. During fiscal year 2012, the Company also recorded an accrual of $3,770 and a currency translation adjustment amounting to $(2,327). In addition, during fiscal year 2012 there was an increase of $458 as a result of certain balance sheet reclassifications. Regarding tax contingencies in Brazil, at the end of fiscal year 2010 the Company decided to enter into an amnesty program. The Company agreed with McDonald's Corporation to include in the amnesty plan most of the contingencies indemnified by them using tax loss carryforwards to settle interests and to receive a cash payment equal to the principal plus 50% of the interests. As a result of this agreement, in fiscal year 2010 the Company recorded a loss amounting to $22,476 within "Non-operating expenses" in the consolidated statement of income. The Company recorded an additional loss amounting to $3,056 within "Other operating expenses, net" in connection with contingencies not indemnified by McDonald's Corporation but also included in the amnesty program. The liability related to the amnesty program is included within "Accrued payroll and other liabilities".
[2]	Labor contingencies in Brazil. It primarily relates to dismissals in the normal course of business. During fiscal years 2012, 2011 and 2010, the Company recorded accruals of $10,751, $8,211 and $17,767, respectively, primarily related to new dismissal claims and to increases on estimated future costs of outstanding claims; and a currency translation adjustment amounting to $(930), $(2,240) and $1,587, respectively. In addition, the Company made settlements totaling $15,211, $19,781 and $12,561, respectively.
[3]	Other contingencies. It mainly relates to tax and labor contingencies in other countries. During fiscal years 2012, 2011 and 2010, the Company recorded accruals of $1,251, $4,508 and $2,992, respectively; and a currency translation adjustment amounting $(1,195), $(1,026) and $141, respectively. In addition, the Company made settlements totaling $736, $867 and $424, respectively.
[4]	Judicial deposits. It primarily relates to judicial deposits the Company was required to make in connection with the proceedings in Brazil. During fiscal years 2012, 2011 and 2010, there were a net increase (decrease) amounting to $367, $(20,521) and $8,643, respectively; including foreign currency translation for $(671), $(3,911) and $1,331, respectively.